Discontinued operation of HJX business (Details Textual) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Equity Method Investment, Ownership Percentage	37.50%	37.50%
Hjx [Member]
Disposal Group, Including Discontinued Operation, Consideration	$ 918,246	¥ 6.0